SUPPLEMENT DATED NOVEMBER 18, 2014
TO THE PROSPECTUS
DATED SEPTEMBER 26, 2014
FOR THE
INFINITY Q DIVERSIFIED ALPHA FUND

Class A	IQDAX
Class I	IQDNX

Effective immediately, the following language is added to the “Purchasing and Selling Shares through a Broker” Section on page 24 of the Fund’s Prospectus:

The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order.

Please retain this Supplement with the Prospectus.

SUPPLEMENT DATED NOVEMBER 18, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED SEPTEMBER 26, 2014
FOR THE
INFINITY Q DIVERSIFIED ALPHA FUND

Class A	IQDAX
Class I	IQDNX

Effective immediately, all references to the Fund’s fiscal year end are changed to August 31, 2015.

Effective immediately, the following sentence on p. 2 of the SAI is revised as follows:

Most notably, the Fund, including those assets held through the Subsidiary, complies with the 1940 Act's restrictions under Section 18 related to leverage and borrowing.

Please retain this Supplement with the SAI.